August 18, 2026

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

RE: Russell Investments Exchange Traded Funds (File Nos. 333-283326 and 811-24027)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investments Exchange Traded Funds (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A (“PEA 10”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 10. I hereby further certify that PEA 10 was filed electronically with the Commission on August 14, 2026 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please contact me at (617) 728-7133 or Stephanie Capistron at (617) 728-7127 if you have any questions.

Very truly yours,

/s/ Jennifer O’Brien
Jennifer O’Brien

cc:	Mary Beth Albaneze, Russell Investments

Jessica Gates, Russell Investments

Stephanie Capistron, Dechert LLP

John V. O’Hanlon, Dechert LLP